Investments in associates and joint ventures (Narrative) (Details) - Associates [member] - Joint ventures [member] - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Unrecognised share of losses of associates and joint ventures	£ 0	£ 0
Unutilised credit facilities	1,712,000,000	1,755,000,000
Commitments in relation to joint ventures and associates	£ 246,000,000	£ 263,000,000